UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F -HR

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2010

Check here if Amendment [     ]; Amendment Number:
     This Amendment (Check only one.): [   ]   is a restatement.
                                       [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        Ridgecrest Investment Management, LLC
Address:     767 Third Avenue, 20th Floor
             New York, NY 10017


Form 13F File Number: 28-04503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Todd McElroy
Title:   Chief Financial Officer
Phone:   (646) 827-2698

Signature, Place, and Date of Signing:

/s/ Todd McElroy               New York, New York               August 17, 2010
-----------------              ------------------               ---------------
  [Signature]                     [City, State]                     [Date]


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                           0
                                                   -------------

Form 13F Information Table Entry Total:                      72
                                                   --------------

Form 13F Information Table Value Total:                  $46,943
                                                   ---------------

                                                       (thousands)




List of Other Included Managers:

None

                                                               MKT VALUE     SHS/    SH/   PUT/  INVESTMENT     VOTING AUTHORITY
               ISSUER                 TYPE          CUSIP      (1,000'S)   PRN AMT   PRN   CALL  DISCRETION   SOLE     SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Co                              COM              88579Y101    1,185       15,000   SH            SOLE        15,000
Aecom Technology Corp Delawa       COM              00766T100      692       30,000   SH            SOLE        30,000
Agrium Inc                         COM              008916108      489       10,000   SH            SOLE        10,000
Akorn Inc                          COM              009728106      223       75,000   SH            SOLE        75,000
Albemarle Corp                     COM              012653101      397       10,000   SH            SOLE        10,000
American Express Co                COM              025816109    1,191       30,000   SH            SOLE        30,000
AnnTaylor Stores Corp              COM              036115103      244       15,000   SH            SOLE        15,000
Apple Inc                          COM              037833100    1,258        5,000   SH            SOLE         5,000
Arthrocare Corp                    COM              043136100    1,149       37,500   SH            SOLE        37,500
ArvinMeritor Inc                   COM              043353101      328       25,000   SH            SOLE        25,000
Atlas Energy Inc                   COM              049298102      203        7,500   SH            SOLE         7,500
Autoliv Inc                        COM              052800109      239        5,000   SH            SOLE         5,000
Broadridge Finl Solutions In       COM              11133T103      762       40,000   SH            SOLE        40,000
Brocade Communications Sys I       COM              111621306      335       65,000   SH            SOLE        65,000
Buckeye Technologies Inc           COM              118255108      299       30,000   SH            SOLE        30,000
China Yida Holding Co              COM              16945D204      290       20,000   SH            SOLE        20,000
Complete Production Services Inc   COM              20453E109      429       30,000   SH            SOLE        30,000
Cooper Tire & Rubber Co            COM              216831107      975       50,000   SH            SOLE        50,000
Copart Inc                         COM              217204106      985       27,500   SH            SOLE        27,500
Direxion Daily Energy Bear 3X ShareCOM              25459W342      235       17,500   SH            SOLE        17,500
DISCOVER FINL SVCS                 COM              254709108      699       50,000   SH            SOLE        50,000
Enterprise Prods Partners LP       COM              293792107      884       25,000   SH            SOLE        25,000
Entropic Communications Inc        COM              29384R105      793      125,000   SH            SOLE       125,000
Exact Sciences Corp                COM              30063P105      330       75,000   SH            SOLE        75,000
Federal Signal Corp                COM              313855108      604      100,000   SH            SOLE       100,000
First California Financial G       COM              319395109      538      200,000   SH            SOLE       200,000
Flowserve Corp                     COM              34354P105    1,060       12,500   SH            SOLE        12,500
FMC Corp                           COM              302491303      861       15,000   SH            SOLE        15,000
Fomento Economico Mexicano S       SPON ADR UNITS   344419106    1,079       25,000   SH            SOLE        25,000
FTI Consulting Inc                 COM              302941109      872       20,000   SH            SOLE        20,000
Furmanite Corporation              COM              361086101      177       44,600   SH            SOLE        44,600
Great Lakes Dredge & Dock Corp     COM              390607109      750      125,000   SH            SOLE       125,000
Halozyme Therapeutics Inc          COM              40637H109      352       50,000   SH            SOLE        50,000
Heckmann Corp                      COM              422680108      464       99,900   SH            SOLE        99,900
ITT Corp New                       COM              450911102    1,123       25,000   SH            SOLE        25,000
JPMorgan Chase & Co                COM              46625H100    1,666       45,500   SH            SOLE        45,500
KapStone Paper and Packaging Corp  COM              48562P103      446       40,000   SH            SOLE        40,000
Koppers Holdings Inc               COM              50060P106      506       22,500   SH            SOLE        22,500
LECG Corp                          COM              523234102      175       67,400   SH            SOLE        67,400
Lincoln Natl Corp In               COM              534187109    1,215       50,000   SH            SOLE        50,000
Linn Energy LLC                    COM              536020100    1,195       45,000   SH            SOLE        45,000
Lubrizol Corp                      COM              549271104      602        7,500   SH            SOLE         7,500
Microsoft Corp                     COM              594918104    1,151       50,000   SH            SOLE        50,000
Movado Group Inc                   COM              624580106      214       20,000   SH            SOLE        20,000
Newell Rubbermaid Inc              COM              651229106      878       60,000   SH            SOLE        60,000
North American Energy Partners Inc COM              656844107      706       80,000   SH            SOLE        80,000
Novell Inc                         COM              670006105      256       45,000   SH            SOLE        45,000
Oasis Petroleum Inc                COM              674215108      290       20,000   SH            SOLE        20,000
Occidental Petroleum Corp          COM              674599105    2,315       30,000   SH            SOLE        30,000
Paccar Inc                         COM              693718108      598       15,000   SH            SOLE        15,000
Pall Corp                          COM              696429307      344       10,000   SH            SOLE        10,000
Patterson UTI Energy Inc           COM              703481101      515       40,000   SH            SOLE        40,000
Pioneer Drilling Co                COM              723655106      227       40,000   SH            SOLE        40,000
Popular Inc                        COM              733174106      482      180,000   SH            SOLE       180,000
Quality Distr Inc Fla              COM              74756M102      284       55,000   SH            SOLE        55,000
Rosetta Resources Inc              COM              777779307      792       40,000   SH            SOLE        40,000
Rowan Cos Inc                      COM              779382100      439       20,000   SH            SOLE        20,000
SM Energy Co                       COM              78454L100      798       19,871   SH            SOLE        19,871
Solutia Inc                        COM              834376501      721       55,000   SH            SOLE        55,000
Syniverse Hldgs Inc                COM              87163F106      409       20,000   SH            SOLE        20,000
Stillwater Mng Co                  COM              86074Q102      610       52,500   SH            SOLE        52,500
Tellabs Inc                        COM              879664100      224       35,000   SH            SOLE        35,000
Temple-Inland Inc                  COM              879868107      413       20,000   SH            SOLE        20,000
Tesco Corp                         COM              88157K101      553       45,000   SH            SOLE        45,000
Trina Solar Limited                SPON ADR         89628E104      518       30,000   SH            SOLE        30,000
PROSHARES TR                       PSHS ULTSHRT QQQ 74347R875      601       30,000   SH            SOLE        30,000
Veeco Instrs Inc Del               COM              922417100      514       15,000   SH            SOLE        15,000
Viasat Inc                         COM              92552V100      615       18,900   SH            SOLE        18,900
Wabash Natl Corp                   COM              929566107      356       50,000   SH            SOLE        50,000
Wabco Hldgs Inc                    COM              92927K102      944       30,000   SH            SOLE        30,000
Wal-Mart Stores Inc                COM              931142103      721       15,000   SH            SOLE        15,000
Watsco Inc                         COM              942622200    1,158       20,000   SH            SOLE        20,000
                                                                46,943